PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
PLANT AND EQUIPMENT
7	PLANT AND EQUIPMENT

Plant and Equipment consisted of the following as of March 31, 2016 and December 31, 2015:

	March 31, 2016	December 31, 2015

Computer equipment	$108,383	$107,929
Office equipment	14,712	14,712
Leasehold improvement	12,375	12,375
Total cost	135,470	135,016
Less: accumulated depreciation and amortization	(73,075)	(64,479)
Property and equipment, net	$62,395	$70,537

Depreciation and amortization expense totaled $8,595 and $8,441 for the three months ended March 31, 2016 and 2015, respectively.

QPAGOS Corporation - Parent Company [Member]
PLANT AND EQUIPMENT
6	PLANT AND EQUIPMENT

Plant and Equipment consisted of the following as of December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Computer equipment	$107,929	$105,509
Office equipment	14,712	14,712
Leasehold improvement	12,375	10,364
Total cost	135,017	130,585
Less: accumulated depreciation and amortization	(64,479)	(30,600)
Property and equipment, net	$70,537	$99,985

Depreciation and amortization expense totaled $37,810 and $30,600 for the years ended December 31, 2015 and 2014, respectively.